Note 6 - Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(
6
) INCOME TAXES:

The Company reported a net loss for the
three
and
six
months ended
June
30,
2020
and
2019,
respectively. The Company increased its deferred tax asset valuation allowance rather than recognize an income tax benefit.

(
10
) INCOME TAXES:

If all of our net operating loss carryforwards and temporary deductible differences were used, we would realize a net deferred tax asset of approximately
$8,881,000
based upon expected income tax rates. Under ASC
740,
deferred tax assets must be reduced by a valuation allowance if it is likely that all or a portion of it will not
be realized.  At
December 31, 2019,
we have determined it is more likely than
not
that we will
not
realize our temporary deductible differences and net operating loss carryforwards, and have provided a
100%
valuation allowance on our net deferred tax asset.

Positive evidence we evaluated in the order of significance and weighting in our evaluation includes the amount of net operating loss carryforward utilized against current income tax liabilities in four
of the prior
ten
years, and the length of time the net operating loss carryforwards are available before they expire.  Negative evidence we considered in the order of significance and weighting in our evaluation include our recent net losses, our plans for continued clinical trial and product development expenses, the timing of expiration of the net operating loss carryforwards prior to being utilized, unpredictability of future sales and profitability, competition from others, and new government regulations.  We determined greatest weight should be given to our plans for continued clinical trial and product development expenses, trend of increasing expenses, and recent net operating losses in our evaluation. We re-measure our valuation allowance each quarter based on changes in our current and expected future sales and margins, and changes in the other factors of both positive and negative evidence.

We have available at
December 31, 2019,
unused federal and state net operating loss carryforwards totaling approximately
$18,335,000
that
may
be applied against future taxable income.

If
not
used, the net operating loss carryforwards will expire as follows:

Year Ending December 31,	Amount

2020	$174,000
2021	71,000
2024	66,000
2028	7,000
2030	160,000
2031	73,000
2032	48,000
2034	727,000
2035	1,969,000
2036	2,867,000
2037	2,481,000
Indefinite	9,692,000
Total	$18,335,000

A change in ownership pursuant to Section
382
of the Internal Revenue Code occurred during
2014.
As a result, net operating losses in existence as of the date of the ownership change are subject to an annual Section
382
limitation. At
December 31, 2019,
the amount of net operating losses subject to an annual Section
382
limitation has
not
been determined.

The Company has expenses that qualify for the Orphan Drug Credit. The Orphan Drug Credit may
be used to offset any current tax liabilities. Unused credits may
be carried forward for
20
years. If the credit has
not
been used by the end of the
20
year carryforward period, it can be deducted as an expense for federal income tax purposes. The cumulative unused credit carryforward was
$4,292,000
at
December 31, 2019.

For
2019,
we did
not
recognize a benefit or provision for income taxes.  The net deferred tax asset before the valuation allowance increased
$2,645,000
from
2018
to
2019,
which is primarily the result of an additional net operating loss for
2019.
We increased our valuation allowance to offset this increase in our deferred tax asset.

For
2018,
 we did
not
 recognize a benefit or provision for income taxes.  The net deferred tax asset before the valuation allowance increased
$1,575,000
 from
2017
 to
2018,
 which is primarily the result of an additional net operating loss for
2018.
 We increased our valuation allowance to offset this increase in our deferred tax asset.

Significant components of our deferred Federal income taxes were as follows:

	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$4,496,000	$3,017,000
Tax credits	4,292,000	3,085,000
Impairment allowances	13,000	10,000
Stock-based compensation	20,000	64,000
Other	62,000	62,000
Less valuation allowance	(8,881,000)	(6,235,000)
Deferred tax asset, net of valuation	2,000	3,000
Deferred tax liabilities:
Property and equipment	(2,000)	(3,000)
Deferred tax liabilities	(2,000)	(3,000)
Net tax assets	$-	$-

On
December 22, 2017,
the President of the United States signed into law the Tax Cuts and Jobs Act (H.R.
1
) (the “Act”). The Act includes a number of changes in existing tax law impacting businesses including, among other things, a permanent reduction in the corporate income tax rate from
34%
to
21%,
effective
January 1, 2018.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company's net tax asset as of
December 31, 2018
was determined based on the current enacted federal tax rate of
34%
prior to the passage of the Act. As a result of the reduction in the corporate income tax rate to
21%
from
34%
under the Act, the Company revalued its net deferred tax assets and liabilities as of
January
1,
2018.
 The impact of the reduction of the income tax rate was a reduction of deferred tax asset and the corresponding valuation allowance of approximately
$768,000.
Effective
January 1, 2019,
the Florida corporate state income tax rate was reduced from
5.5%
to
4.458%.
The impact of this rate reduction was a reduction in the Company's deferred tax asset and the corresponding valuation allowance of approximately
$102,000.

The differences between the effective income tax rate reflected in the benefit (provision) for income taxes and the amounts, which would be determined by applying federal statutory income tax rate of
21%
at
December 31, 2019
and
2018,
is summarized as follows:

	2019	2018

Tax benefit (expense) at Federal statutory rate	$1,582,000	$894,000
Effect of State taxes	265,000	185,000
Effect of tax rate change	(102,000)	-
Tax credits	1,217,000	676,000
Nondeductible expenses	(317,000)	(180,000)
Valuation allowance – deferred tax assets	(2,645,000)	(1,575,000)
Total tax benefit (provision)	$-	$-

The Company files income tax returns in the U.S. Federal jurisdiction, and in the State of Florida. The Company is no
longer subject to U.S. Federal or state income tax examinations by tax authorities for years before
2016.

The Company has reviewed and evaluated the relevant technical merits of each of its tax positions in accordance with accounting principles generally accepted in the United States of America for accounting for uncertainty in income taxes, and determined that there are no
uncertain tax positions that would have a material impact on the financial statements of the Company. When applicable, interest and penalties will be reflected as a component of income tax expense.